Other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of Other Reserves

	2025 £m	2024 £m	2023 £m
Merger reserve
At 1 January and 31 December	6,348	6,348	6,348
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	(249)	(322)	(393)
Movements recognised in other comprehensive income	160	73	71
At 31 December	(89)	(249)	(322)
Cash flow hedging reserve
At 1 January	(3,568)	(3,554)	(5,168)
Movements recognised in other comprehensive income	1,541	(14)	1,614
At 31 December	(2,027)	(3,568)	(3,554)
Foreign currency translation reserve
At 1 January	(142)	(77)	(44)
Movements recognised in other comprehensive income	70	(65)	(33)
At 31 December	(72)	(142)	(77)
Total other reserves at 31 December	4,160	2,389	2,395